Trade receivables and contract assets - Summary of Expected Credit Losses for Trade Receivables and Contract Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables and contract assets
Balance as of January 1,	€ 136,521
Balance as of December 31,	149,716	€ 136,521
Trade receivables and contract assets | Accumulated impairment [member]
Trade receivables and contract assets
Balance as of January 1,	(9,966)	(5,620)
Provision for expected credit losses	(7,402)	(7,160)
Net amounts recovered	1,086	183
Write-Offs	3,674	2,559
Other	(129)	72
Balance as of December 31,	€ (12,737)	€ (9,966)